INCOME TAX EXPENSE	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
INCOME TAX EXPENSE

NOTE 12 － INCOME TAX EXPENSE

The components of the provision for income tax expense were as follows:

	Six months ended June 30,
	2025	2026
Current income tax	$2,465,661	$1,764,722
Deferred income tax benefit	(136,389)	(21,775)

Income tax expense	$2,329,272	$1,742,947

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. The Company is subject to taxes in the jurisdictions in which it operates, as follows:

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

HOMESTOLIFE LTD AND SUBSIDIARIES

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)

The summary of effective income tax rates by the governing countries is as follows:-

Jurisdiction	Income Tax Rate
	2025	2026
France	25%	25%
Australia	30%	30%
South Korea	10%	10%
Japan	34%	34%
United Kingdom	25%	25%
Singapore	17%	17%

The reconciliation of the actual income taxes to the amount of tax computed by the applying Singapore tax rate (17% for 2025 and 2026) to pre-tax income is as follows:

	Six months ended June 30,
	2025		2026
Income tax expense at statutory tax rate	$2,100,068	17%	$1,327,782	17%
Effect of differences between statutory tax rates and foreign effective tax rates (i)	7,223	0%	335,664	4%
Income not subject to taxes	(273,615)	(2)%	(16,542)	0%
Expenses not subject to tax deduction	2,150	0%	21,809	0%
Utilization of Previously Unrecognized Tax Losses	-	-	(1,936)	0%
Net operating losses	468,263	4%	98,477	1%
Other tax adjustments	25,183	0%	(22,307)	0%
Income tax expense and effective income tax rate	$2,329,272	19%	$1,742,947	22%

(i)	Certain operations were conducted out of Singapore. The effect represents the foreign income tax rate differential when compared to Singapore statutory income tax rate for the six months ended June 30, 2025 and 2026.

As of June 30, 2026, the cumulative net operating losses which can be carried forward to offset future taxable income are as follows:

Tax regimes of the country	Expiration date	Amount
Singapore	Indefinite	$6,982,188
United Kingdom	Indefinite	218,768
Japan	2029-2036	1,633,488
South Korea	2032-2036	1,125,331
Total		$9,959,775

These cumulative net operating losses can be carried forward to offset future taxable income, subject to the statutory requirements applicable to the operations in their respective countries of incorporations.

Uncertain tax positions

The Company evaluates the uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2025 and June 30, 2026, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the six months ended June 30, 2025 and 2026 and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from June 30, 2026.

The Company remains subject to examination by the respective governing authorities on its tax returns for the tax periods of 2025.

HOMESTOLIFE LTD AND SUBSIDIARIES

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)